Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Brazil 0.5%
Afya Ltd., Class A(a)	121,259	2,382,739
Arco Platform Ltd., Class A(a)	60,753	2,945,305
Stone Co., Ltd., Class A(a)	129,157	4,091,694
Total		9,419,738
Canada 0.2%
Shopify, Inc., Class A(a)	5,342	4,048,168
China 3.0%
Alibaba Group Holding Ltd., ADR(a)	179,044	37,131,935
Tencent Holdings Ltd.	415,920	22,524,509
Total		59,656,444
Finland 0.1%
Nokia OYJ, ADR	683,689	2,700,571
France 0.3%
Capgemini SE	33,739	3,485,057
Edenred	49,448	2,069,120
Total		5,554,177
Germany 0.7%
SAP SE, ADR	114,006	14,604,169
Guernsey 0.2%
Amdocs Ltd.	51,616	3,213,612
Japan 1.1%
Keyence Corp.	30,100	12,398,165
Murata Manufacturing Co., Ltd.	121,600	6,839,732
TDK Corp.	27,400	2,570,794
Total		21,808,691
Netherlands 2.9%
ASML Holding NV	90,921	29,959,379
NXP Semiconductors NV	186,296	17,903,046
STMicroelectronics NV, Registered Shares	400,417	9,950,362
Total		57,812,787
Norway 0.1%
Pexip Holding ASA(a)	157,732	1,417,531
South Korea 1.0%
Samsung Electronics Co., Ltd.	503,967	20,756,426
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.1%
Amadeus IT Group SA, Class A	45,644	2,386,790
Sweden 0.3%
Telefonaktiebolaget LM Ericsson, ADR	651,147	5,951,484
Switzerland 0.4%
Logitech International SA	74,198	4,408,539
TE Connectivity Ltd.	48,063	3,905,119
Total		8,313,658
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	576,148	28,997,529
United Kingdom 0.4%
Network International Holdings PLC(a)	646,942	3,730,665
Trainline PLC(a)	680,650	4,128,067
Total		7,858,732
United States 84.2%
1Life Healthcare, Inc.(a)	109,429	3,534,557
Accenture PLC, Class A	106,403	21,452,973
Activision Blizzard, Inc.	315,006	22,674,132
Adobe, Inc.(a)	88,782	34,323,121
Advanced Micro Devices, Inc.(a)	253,619	13,644,702
Alphabet, Inc., Class A(a)	58,256	83,511,141
Alteryx, Inc., Class A(a)	90,006	12,955,464
Amazon.com, Inc.(a)	40,064	97,851,112
Amphenol Corp., Class A	78,092	7,540,564
Analog Devices, Inc.	106,483	12,027,255
ANSYS, Inc.(a)	51,534	14,584,122
Apple, Inc.	477,099	151,688,856
Applied Materials, Inc.	228,425	12,832,917
Arista Networks, Inc.(a)	19,440	4,538,462
Autodesk, Inc.(a)	27,134	5,708,451
Automatic Data Processing, Inc.	118,637	17,379,134
Avalara, Inc.(a)	123,155	13,184,974
Avaya Holdings Corp.(a)	124,878	1,823,219
Booking Holdings, Inc.(a)	2,626	4,305,117
Broadcom, Inc.	137,407	40,022,537
Cadence Design Systems, Inc.(a)	97,205	8,873,844
Columbia Global Technology Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CDW Corp.	64,268	7,127,964
Cisco Systems, Inc.	599,675	28,676,458
Cognizant Technology Solutions Corp., Class A	60,527	3,207,931
Comcast Corp., Class A	125,873	4,984,571
Corning, Inc.	149,526	3,407,698
Coupa Software, Inc.(a)	57,424	13,064,534
DXC Technology Co.	115,172	1,636,594
Electronic Arts, Inc.(a)	64,013	7,865,917
Facebook, Inc., Class A(a)	142,145	31,995,418
Fidelity National Information Services, Inc.	185,489	25,751,438
Fiserv, Inc.(a)	103,396	11,039,591
Fortinet, Inc.(a)	86,250	12,006,000
Global Payments, Inc.	74,257	13,328,389
Green Dot Corp., Class A(a)	63,057	2,407,516
Guidewire Software, Inc.(a)	38,168	3,915,273
HP, Inc.	234,286	3,547,090
Inphi Corp.(a)	82,688	10,391,401
Intel Corp.	470,105	29,583,708
International Business Machines Corp.	26,817	3,349,443
Intuit, Inc.	81,963	23,795,498
Keysight Technologies, Inc.(a)	91,303	9,872,593
KLA Corp.	40,586	7,141,513
Lam Research Corp.	162,160	44,378,327
Livent Corp.(a)	336,662	2,269,102
Marvell Technology Group Ltd.	695,278	22,679,968
MasterCard, Inc., Class A	193,768	58,302,854
Maxim Integrated Products, Inc.	63,532	3,664,526
Microchip Technology, Inc.	98,676	9,474,870
Micron Technology, Inc.(a)	477,109	22,858,292
Microsoft Corp.	914,591	167,598,801
MongoDB, Inc.(a)	43,300	10,050,363
Motorola Solutions, Inc.	64,461	8,723,507
NetApp, Inc.	107,510	4,788,495
Netflix, Inc.(a)	35,738	15,000,311
NVIDIA Corp.	136,591	48,492,537
Okta, Inc.(a)	58,742	11,488,760
Oracle Corp.	209,873	11,284,871
Palo Alto Networks, Inc.(a)	32,348	7,610,514
Parsons Corp.(a)	145,079	5,898,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycom Software, Inc.(a)	14,904	4,429,916
Paylocity Holding Corp.(a)	16,351	2,125,712
PayPal Holdings, Inc.(a)	222,706	34,521,657
QUALCOMM, Inc.	171,325	13,856,766
RingCentral, Inc., Class A(a)	67,198	18,429,052
SailPoint Technologies Holdings, Inc.(a)	111,853	2,553,604
Salesforce.com, Inc.(a)	201,228	35,172,642
SBA Communications Corp.	27,720	8,707,684
Schrodinger, Inc.(a)	54,748	3,747,501
Selectquote, Inc.(a)	112,383	3,092,780
ServiceNow, Inc.(a)	42,237	16,384,999
Skyworks Solutions, Inc.	37,223	4,412,414
Splunk, Inc.(a)	52,406	9,739,131
Square, Inc., Class A(a)	166,285	13,482,388
Synopsys, Inc.(a)	199,502	36,091,907
Take-Two Interactive Software, Inc.(a)	31,703	4,316,998
Tesla Motors, Inc.(a)	6,105	5,097,675
Texas Instruments, Inc.	154,289	18,320,276
T-Mobile U.S.A., Inc.(a)	64,057	6,408,262
Twilio, Inc., Class A(a)	120,856	23,881,146
Uber Technologies, Inc.(a)	131,889	4,790,208
Universal Display Corp.	24,092	3,531,887
VeriSign, Inc.(a)	80,013	17,523,647
Visa, Inc., Class A	365,789	71,416,644
VMware, Inc., Class A(a)	39,678	6,200,481
Walt Disney Co. (The)	75,259	8,827,881
Western Digital Corp.	173,631	7,704,007
Workday, Inc., Class A(a)	24,459	4,486,514
Xilinx, Inc.	19,935	1,833,023
Zendesk, Inc.(a)	42,867	3,675,845
Zoom Video Communications, Inc., Class A(a)	10,058	1,805,210
Total		1,693,686,059
Total Common Stocks (Cost $1,080,313,844)		1,948,186,566

2	Columbia Global Technology Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2020 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	58,714,717	58,720,588
Total Money Market Funds (Cost $58,702,619)		58,720,588
Total Investments in Securities (Cost $1,139,016,463)		2,006,907,154
Other Assets & Liabilities, Net		4,182,508
Net Assets		$2,011,089,662
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	27,252,420	199,006,481	(167,556,282)	17,969	58,720,588	3,013	352,820	58,714,717
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | Quarterly Report 2020	3